Related Parties	12 Months Ended
Dec. 31, 2018
Related Parties [Abstract]
RELATED PARTIES

NOTE 17:- RELATED PARTIES

a.	Transactions with related parties:

As of December 31, 2018, the Company does not have ultimate controlling party. The Company identifies the following entities, inter alia, as the Company’s related parties: York Capital Management Global Advisors, LLC (“York”) which holds approximate 18.9% of Company’s share capital and Davidson Kempner Capital Management LLC (“DK”) which holds approximate 14.3% of Company’s share capital.

As for the investment agreement in Insightec by York and other investors see Note 5b2.

b.	Benefits to key management personnel:

1.	Insurance policy for the Company’s directors and officers:

The directors and officers of the Company and its subsidiaries (excluding PC and its subsidiaries which are covered under a separate policy), are covered by directors’ and officers’ liability insurance policy of up to USD 55 million per occurrence and in the aggregate during the duration of the policy.

On August 27, 2018, The shareholders of the Company have approved the renewal of such policy and the purchase of another directors and officers’ liability insurance policy and the purchase of any other similar policy upon the expiration of such policies, provided that the coverage will not exceed certain premium and that the premium for the renewed policy(ies) will not exceed 300,000$ an amount representing an increase of 20% each year as compared to 300,000$. The insurance policy of the Company will expire on March 1, 2020. In addition to the ongoing police, on the closing of the Company’s plan of Arrangement on February 20, 2014 the Company’s then exiting on-going policy has been converted into a Run Off policy which will expired following the elapse of seven years thereafter (i.e., February 20, 2021).

2.	As for directors’ indemnification - see Note 13b1 – 13b2.

3.	Options issued to related parties - see Note 15.

c.	The following table presents the components of the Group related party transactions and benefit (including bonus) granted to the Group’s key management personnel:

	Year ended December 31
	2018	2017	2016
	NIS in thousands
Benefits to key management personnel:

Salaries, directors’ fees and bonuses	3,593	4,655	3,373
Post-employment benefits	239	200	239
Amortization of stock based compensation expenses	218	399	53

	4,050	5,254	3,665

Number of recipients (including directors)	6	7	7

d.	Balances with related parties:

	December 31
	2018	2017
	NIS in thousands
Liabilities:

The Company’s and subsidiaries traded notes	19,230	116,130
Benefits payable to key management personnel	1,674	3,499

	20,904	119,629